Document and Entity Information	May 01, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 20, 2019
Document Effective Date	May 20, 2019
Prospectus Date	May 01, 2019